Contingent liabilities and commitments (Narrative) (Details) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Services Compensation Scheme [member] | HM Treasury loan facility [member]
Disclosure of contingent liabilities [line items]
Repayment of loan facility	£ 0.0	£ 4.7